Business Combination with Fathom OpCo	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Business Combination with Fathom OpCo
Note 4—Fathom OpCo Predecessor Period Acquisitions
In the Predecessor Periods, Fathom OpCo completed a series of acquisitions that were each accounted for under the acquisition method in accordance with ASC 805.
Acquisition of Incodema, LLC and Newchem, LLC
Fathom OpCo completed acquisitions of Incodema, LLC (“Incodema”) and Newchem, LLC (“Newchem”) on July 27, 2020 in which it acquired 100 percent of the membership interests of Incodema and Newchem. Incodema is a prototype and short run sheet metal stamping provider, and Newchem is a photochemical milling company whose process involves coating material specified with a light sensitive polymer, imaging with a photo tool using UV light, developing and then chemically etching. The acquisition was consistent with Fathom OpCo’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration	Incodema	Newchem	Total
Cash	$30,948	$6,320	$37,268
Equity instruments	920	183	1,103
Contingent consideration	8,696	—	8,696

Fair value of total consideration transferred	$40,564	$6,503	$47,067

The consideration excluded $1,489 of buyer transaction expenses that were included in other expenses within the 2020 Predecessor Period consolidated statements of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $400 to an affiliate of the majority member of Fathom OpCo in conjunction with the transaction.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Incodema and Newchem:

	Acquisition Date Fair Value
	Incodema	Newchem
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$63	$69
Accounts receivable, net	2,370	741
Inventory	735	487
Other current assets	3	1
Prepaid expenses	77	8
Fixed assets, net	2,277	1,949
Intangible assets	19,300	2,800

Total assets acquired	24,825	6,055

Accounts payable	324	223
Accrued expenses	110	35
Other current liabilities	286	61

Total liabilities assumed	720	319

Total identifiable net assets	24,105	5,736

Goodwill	$16,459	$767

Additional contingent
c
onsideration is due to the seller of Incodema based upon the gross profit of a specified product sold by Incodema for the periods ending December 31, 2020 (Predecessor), December 31, 2021 (Successor), and December 31, 2022. The Company paid $1,984 in 2021 in contingent consideration for the period ended December 31, 2020 and expects that the remaining undiscounted payments under the under the contingent consideration arrangement will be $2,720 and $850 in the periods ended December 31, 2022, and December 31, 2023, respectively.
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value - Incodema	Estimated Life (Years)
Trade name	$2,700	15
Customer relationships	11,500	9
Developed software	5,100	5

Total intangible assets	$19,300

	Acquisition Date Fair Value - Newchem	Estimated Life (Years)
Trade name	$300	5
Customer relationships	2,500	16

Total intangible assets	$2,800

The amounts of revenue and net (loss) of Incodema since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$6,900
Net (loss)	$(1,085)

The amounts of revenue and net income of Newchem since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$2,369
Net income	$184

Acquisition of Dahlquist Machine, LLC
Fathom OpCo completed an acquisition of Dahlquist Machine, LLC (“Dahlquist”) on December 16, 2020 in which it acquired 100 percent of the membership interest of Dahlquist. In conjunction with the equity purchase, Fathom OpCo acquired the real estate in which Dahlquist Machine, LLC performs their operations. Dahlquist is a precision machining company with state-of-the-art
computer numerical control (CNC) mills and lathes, specializing in high-speed precision machining of light metals, aluminum, and plastics. The acquisition was consistent with Fathom OpCo’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$16,098
Equity instruments	368
Contingent consideration	1,166

Fair value of total consideration transferred	$17,632

The consideration excludes $804 of buyer transaction expenses that are included in other expenses within the 2020 Predecessor Period consolidated statements of comprehensive loss. In addition, Fathom Opco paid a transaction fee of $252 to an affiliate of the majority member of Fathom OpCo as part of the transaction.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Dahlquist:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$357
Accounts receivable, net	1,215
Inventory	1,597
Indemnification asset — PPP loan	518
Prepaid expenses	8
Fixed assets, net	3,753
Intangible assets	8,300

Total assets acquired	15,748

Accounts payable	68
Paycheck Protection Program (PPP) loan	518
Accrued expenses	475

Total liabilities assumed	1,061

Total identifiable net assets	14,687

Goodwill	$2,945

The earnout is based upon the Dahlquist’s reported earnings before interest, taxes, depreciation, and amortization for the trailing twelve-month period ending June 30, 2021. All contingent consideration balances related to the Dahlquist acquisition ($2,600) have been paid as of December 31, 2021 (Successor).
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$500	5
Customer relationships	7,800	14

Total intangible assets	$8,300

The amounts of revenue and net (loss) of Dahlquist since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was a follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$310
Net (loss)	$(940)

Acquisition of Majestic Metals, LLC
Fathom OpCo completed an acquisition of Majestic Metals, LLC (“Majestic”) on December 17, 2020 in which it acquired 100 percent of the membership interest of Majestic. Majestic is a precision sheet metal fabricator and has evolved into one of the most progressive precision sheet metal products manufacturers in the nation. The acquisition is consistent with the Fathom OpCo’s mission to expand its high-quality manufacturing and industrial technology capabilities in North
America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$33,557
Equity instruments	1,471

Fair value of total consideration transferred	$35,028

The consideration excludes $1,145 of buyer transaction expenses that are included in other expenses within the 2020 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $361 to an affiliate of the majority member of Fathom OpCo.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$(1)
Accounts receivable, net	2,646
Inventory	1,184
Other current assets	30
Prepaid expenses	201
Fixed assets, net	4,229
Intangible assets	20,100

Total assets acquired	28,389

Accounts payable	244
Accrued expenses	231
Other current liabilities	644

Total liabilities assumed	1,119

Total identifiable net assets	27,270

Goodwill	$7,758

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,500	5
Customer relationships	18,600	16

Total intangible assets	$20,100

The amounts of revenue and net (loss) of Majestic since the acquisition date included in the 2020 Predecessor Period statement of comprehensive loss for the reporting periods are as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$911
Net (loss)	$(1,129)

Acquisition of Summit Tooling, Inc., and Summit Plastics, LLC:
Fathom OpCo completed an acquisition
of Summit Tooling Inc. (“Summit Tooling”) and Summit Plastics LLC (“Summit Plastics”, together with Summit Tooling, “Summit”) on February 1, 2021 in which it acquired 100 percent of the equity interests of Summit. In conjunction with the equity purchase, Fathom OpCo acquired the real estate in which Summit performs their operations. Summit Tooling designs and manufactures plastic injection molds and Summit Plastics provides molding of precision plastic components for a variety of industries. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities in manufacturing and expand its customer base of high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$10,875

Fair value of total consideration transferred	$10,875

The consideration excluded $892 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $225 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.

The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Summit:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$40
Accounts receivable, net	627
Inventory	339
Fixed assets, net	4,371
Intangible assets	5,000

Total assets acquired	10,377

Accounts payable	40
Deferred revenue	776
Other current liabilities	1,418

Total liabilities assumed	2,234

Total identifiable net assets	8,143

Goodwill	$2,732

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$400	5
Customer relationships	4,600	11

Total intangible assets	$5,000

The amounts of revenue and net loss of Summit since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period are as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,748
Net (loss)	$(370)

Acquisition of Precision Process Corp.:
Fathom OpCo completed an acquisition of Precision Process Corp. (“PPC”) on April 30, 2021 in which it acquired 100 percent of the membership interest of PPC. In conjunction with the equity purchase, Fathom Opco acquired the real estate in which PPC performs their operations. PPC is a manufacturing company that offers integrated engineering-to-production
services, specializing in making prototype,
small-run
and mass production of parts and components for medical, high-tech, automotive and metal stamping industries. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities into metal stamping with high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$25,721

Fair value of total consideration transferred	$25,721

The consideration excludes $984 of buyer transaction expenses that are included in other expenses within the accompanying consolidated statements of comprehensive loss. Fathom OpCo paid a transaction fee of $264 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of PPC:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$162
Accounts receivable, net	899
Inventory	480
Fixed assets, net	2,413
Intangible assets	14,200

Total assets acquired	18,154

Accounts payable	148
Accrued expenses	79

Total liabilities assumed	227

Total identifiable net assets	17,927

Goodwill	$7,794

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,100	5
Customer relationships	13,100	17

Total intangible assets	$14,200

The amounts of revenue and net loss of PPC since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Successor Period is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,993
Net (loss)	$(34)

Acquisition of Centex Machine and Welding, Inc. and Laser Manufacturing, Inc.:
Fathom OpCo completed acquisitions of Centex Machine and Welding, Inc. (“Centex”) and Laser Manufacturing, Inc. (“Laser”) on April 30, 2021 in which it acquired 100 percent of the equity interests of Centex and Laser. Centex is a top tier medical device manufacturing supplier and Laser provides high precision manufacturing services, combining state of the art technology with expert craftsmanship to deliver superior products. The acquisition was completed in order to expand Fathom OpCo’s high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

	Centex	Laser	Total
Consideration
Cash	$11,774	$6,946	$18,720

Fair value of total consideration transferred	$11,774	$6,946	$18,720

The consideration excluded $1,226 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor period consolidated statements of comprehensive loss. Fathom OpCo also paid a transaction fee of $190 to an affiliate of the majority member of the Fathom OpCo in connection with the transaction.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Centex and Laser:

	Acquisition Date Fair Value
	Centex	Laser
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$—	$68
Accounts receivable, net	1,775	900
Inventory	524	622
Prepaid expenses	108	1
Fixed assets, net	1,787	760
Intangible assets	6,243	3,557
Other assets	1	2

Total assets acquired	10,438	5,910

Accounts payable	252	568
Paycheck Protection Program (PPP) loan	649	—
Accrued expenses	271	27
Other current liabilities	23	44
Other noncurrent liabilities	1,234	703

Total liabilities assumed	2,429	1,342

Total identifiable net assets	8,009	4,568

Goodwill	$3,765	$2,378

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value - Centex	Estimated Life (Years)
Trade name	$510	5
Customer relationships	5,733	17

Total intangible assets	$6,243

	Acquisition Date Fair Value - Laser	Estimated Life (Years)
Trade name	$290	5
Customer relationships	3,267	17

Total intangible assets	$3,557

The amounts of revenue and net loss of Centex and Laser since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period and is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$9,642
Net (loss)	$(98)

Acquisition of Sureshot Precision, LLC:
Fathom OpCo completed an acquisition of Sureshot Precision, LLC (d/b/a as “Micropulse West”) on April 30, 2021 in which it acquired 100 percent of the membership interest of Micropulse West. Micropulse West is a full-service specialist offering a variety of services such as wire Electrical Discharge Machine (“EDM”), ram EDM, small hole EDM, CNC and manual machining/turning, surface grinding, and inspection. The acquisition was consistent with the Fathom OpCo’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$12,452
Contingent consideration	1,295

Fair value of total consideration transferred	$13,747

The consideration excludes $869 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $130 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Micropulse West:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$70
Accounts receivable, net	866
Inventory	333
Other current assets	10
Fixed assets, net	2,490
Intangible assets	7,000

Total assets acquired	10,769

Accounts payable	139
Accrued expenses	13
Other current liabilities	99

Total liabilities assumed	251

Total identifiable net assets	10,518

Goodwill	$3,229

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$600	5
Customer relationships	6,400	17

Total intangible assets	$7,000

The amounts of revenue and net loss of Micropulse West since the acquisition date included in the 2021 Predecessor Period consolidated statement of comprehensive loss is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$4,614
Net (loss)	$(115)

Other acquisitions
Fathom OpCo acquired substantially all assets and property, and agreed to assume certain liabilities of GPI Prototype & Manufacturing Services, LLC on August 18, 2020 for a total consideration transferred of $2,441. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities in 3D printing as well as expand its customer based with high-quality manufacturing and industrial technology companies in North America.
In addition, Fathom OpCo completed an acquisition of Mark Two Engineering, LLC (“Mark Two”) on December 18, 2020 in which it acquired 100 percent of the membership interest of Mark Two for a total consideration transferred of $6,639
. Mark Two is a contract manufacturing firm that specializes in rapid prototyping, complex high-precision component machining and manufacturing in the Medical Device and Aerospace industries. The acquisition is consistent with Fathom Opco’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.

Fathom OpCo [Member]
Business Acquisition [Line Items]
Business Combination with Fathom OpCo
Note 3—Business Combination with Fathom OpCo
On
December 23, 202
1, Altimar II and Fathom OpCo closed a series of transactions (collectively, the “Business Combination”) pursuant to the Business Combination Agreement dated as of July 15, 2021, as amended (the “Agreement”), that resulted in the combined Company becoming a publicly-traded company on the New York Stock Exchange (“NYSE”) with the Company controlling Fathom OpCo in an
“UP-C”
structure. At the closing on December 23, 2021, Altimar II domesticated into a Delaware corporation, and the Company, Fathom Digital Manufacturing Corporation, was formed. Following the closing, the public investors, the PIPE Investors and the Founders collectively held Class A common stock representing approximately 10.4% economic interest in Fathom OpCo, and the CORE Investors and the other Legacy Fathom Owners collectively held 89.6% of economic interest in Fathom OpCo in the form of Class A common stock. Additionally, the Company issued to the legacy Fathom owners shares of Class B common stock, which have no economic rights but entitle each holder to voting power (one vote per share). Subsequently to the closing, the Company controls Fathom OpCo and is a holding company with no assets or operations other than its equity interest in Fathom OpCo.
The Business Combination was accounted for using the acquisition method with the Company as the accounting acquirer. Under the acquisition method of accounting, the Company’s assets and liabilities were recorded at carrying value, and the assets and liabilities associated with Fathom OpCo were recorded at estimated fair value as of the closing date. The excess of the purchase price over the estimated fair values of the net assets acquired was recognized as goodwill. For accounting purposes, the acquirer is the entity that has obtained control of another entity and, thus, consummated a business combination. The determination of whether control has been obtained begins with the evaluation of whether control should be evaluated based on the variable interest or the voting interest model. If the acquiree is a variable interest entity, the primary beneficiary would be the accounting acquirer. Fathom OpCo met the definition of a variable interest entity, and the Company was determined to the be the primary beneficiary and is therefore also the accounting acquirer in the Business Combination. See Note 2 and Note 22 for further information.
As a result of the Business Combination, the Company’s financial statement presentation distinguishes Fathom OpCo as the “Predecessor” through the closing date. The Company is the “Successor” for periods after the closing date of December 22, 2021. Revenue and earnings from the date of the Business Combination to year-end
are shown as the “Successor” period on the consolidated statement of comprehensive income (loss). As a result of the application of the acquisition method of accounting in the Successor period, the consolidated financial statements for the Successor period are presented on a full step-up
basis, and are therefore not comparable to the consolidated financial statements of the Predecessor period that are not presented on the same full step-up
basis.
In connection with the Business Combination, the Company incurred $19,010 of transaction expenses. These costs were recorded on the income statement of Altimar II prior to the Business Combination. Since the Predecessor period for purposes of these financial statements was deemed to be the historical results of Fathom OpCo, these transaction costs are not presented in either the Company’s consolidated statement of comprehensive income (loss) for the 2021 Predecessor Period or the consolidated statement of comprehensive income (loss) for the 2020 Predecessor Period. However, these transaction costs are reflected in the accumulated deficit balance of the Company in the consolidated balance sheet as of December 31, 2021 (Successor).
Also, in connection with the Business Combination, Fathom OpCo incurred $27,397 of transaction expenses. $14,882 of this amount represented contingent fees and success fees which would not have been incurred had the Business Combination not closed. The Company has therefore elected an accounting policy to present these transaction costs
“on-the-line”
whereby the transaction costs are not recorded in either the 2021 Predecessor Period or the 2020 Predecessor Period of Fathom OpCo or the 2021 Successor Period of the Company. The remaining $12,515 of transaction expenses were not contingent on the closing of the Business Combination and therefore have been reflected as period costs in the consolidated statement of comprehensive income (loss) for the 2021 Predecessor Period.
The seller earnout contingent consideration below represents the estimated fair market value of the 9,000,000 Fathom Earnout Shares issued in conjunction with the Business Combination. The Fathom Earnout Shares will be settled with shares of Class A common stock or New Fathom Units and is accounted for as liability classified contingent consideration. The Fathom Earnout
Shares vest in three equal tranches of 3,000,000 shares each at the volume-weighted average share price thresholds of $12.50, $15.00 and $20.00, respectively. The earnout period related to the Fathom Earnout Shares is five years from the date of the closing of the Business Combination. These estimated fair values are preliminary and subject to adjustment in subsequent periods.
In conjunction with the Business Combination, the Company recognized a deferred tax liability $17,573. The deferred tax liability was recorded on the standalone books of the Company with an offset to goodwill. The deferred tax liability is included in the other long-term liabilities caption in the table below. See Note 21 for further information.
The Business Combination was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred was $1,364,220. See below for a summary of the total consideration transferred.

Total
Consideration Transferred:
Total cash consideration	$53,332
Fathom earnout shares	88,160
Class A common stock transferred	375,478
TRA obligations to the sellers	4,300

Total consideration transferred to sellers	521,270

Non-controlling interest	842,950

Fair value of total consideration transferred	$1,364,220

The following table sets forth the fair value of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Assets acquired:
Cash and cash equivalents	$9,577
Accounts receivable, net	25,010
Inventory	12,825
Prepaid expenses	2,336
Other current assets	836
Property and equipment, net	44,397
Goodwill	1,189,464
Intangible assets	270,000
Other assets	2,200

Total assets acquired	1,556,645

Total
Liabilities assumed:
Accounts payable	9,808
Taxes payable	71
Accrued expenses	4,860
Current portion—long-term debt	152,000
Deferred revenue	651
Other current liabilities	4,504
Other long-term liabilities	20,531

Total liabilities assumed	192,425

Net identifiable assets acquired	$1,364,220

The purchase price
allocation is preliminary and subject to change during the measurement period, which is not to exceed one year from the acquisition date. At this time, the Company does not expect material changes to the assets acquired or liabilities assumed. Goodwill represents future economic benefits arising from acquiring Fathom OpCo’s equity, primarily due to its strong market position and its assembled workforce that are not individually and separately recognized as intangible assets. The Goodwill is not deductible for tax purposes. Goodwill is allocated to the Company’s sole reportable segment and reporting unit.

Identifiable Intangible Assets	Provisional fair value	Provisional useful life (in years)
Trade name	$70,000	15
Customer relationships	180,000	19
Developed software	4,300	5
Developed technology	15,700	5

	$270,000

The weighted average amortization period for the amortizable intangibles assets is 16.9 years.
The following table present unaudited pro forma as if the acquisition of Fathom OpCo had occurred on January 1, 2020 and for the years ended December 31, 2021 and December 31, 2020 respectively, after giving effects to certain adjustments. The unaudited pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the acquisition been affected on January 1, 2020. In addition, these results are not intended to be a projection of future results and do not reflect events that may occur after the acquisition, including but not limited to revenue enhancements, cost savings or operating synergies that the combined entity may achieve as a result of the acquisition. The Company determined that the 2021 Successor Period was immaterial and therefore, not broken-out
separately below.
Pro Forma Information (Unaudited)

	Year Ended December 31,
	2021	2020
Pro forma revenue	$162,563	$149,405
Pro forma net (loss)	(14,088)	(17,939)
Pro forma net (loss) attributable to controlling interest	(5,297)	(6,745)
Pro forma net (loss) attributable to non-controlling interest	$(8,791)	$(11,194)
The supplemental and unaudited pro forma net (loss) includes the following adjustments:

•	Adjustments to amortization of inventory step-up for the years ended December 31, 2021 and December 31, 2020 of $0 and $2,626, respectively.
•	Adjustment to depreciation and amortization for the years ended December 31, 2021 and December 31, 2020 of $25,759 and $19,325, respectively.

•	Adjustment to interest expense for the years ended December 31, 2021 and December 31, 2020 of ($6,766) and $1,379, respectively.

•	Adjustment to stock-based compensation expense for the years ended December 31, 2021 and December 31, 2020 of ($1,595) and $1,595, respectively.

•	Adjustment to transaction-related costs for the years ended December 31, 2021 and December 31, 2020 of ($7,984) and $7,984, respectively.